UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

Annual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2007	Past 1 year	Past 5 years	Past 10 years
NY Municipal Income	3.91%	5.20%	5.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in New York Municipal Income on January 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post solid returns and take their place as one the best performing investment-grade debt classes for the year ending January 31, 2007. Throughout much of the first half of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more neutral level and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. The central bank left rates unchanged at its August, September, October, December and January Open Market Committee meetings. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the relatively steep muni yield curve - meaning long-term rates were higher than short rates - and the opportunity to lock in attractive long-term yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.29%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 4.28%.

During the past year, New York Municipal Income gained 3.91% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index returned 4.52%. The fund's performance relative to the index was hurt by its underweighting in New York City bonds - which were buoyed by a credit-rating upgrade and other factors. The fund's relative performance also was hurt by my general avoidance of unenhanced tobacco bonds. I underweighted these securities - which were among the muni market's best performers, thanks to strong investor demand, legal developments deemed favorable for the tobacco industry and refinancing within the sector - because they can be very volatile. My yield-curve positioning - meaning which maturities I emphasized - detracted as well, albeit modestly. Conversely, my overweighting in health care bonds helped. They benefited from strong demand for high-yielding securities and the improved fiscal health of the sector. Performance also was aided by our significant stake in enhanced tobacco securities backed by both tobacco company payments and the state of New York. They benefited from the same trends that bolstered their unenhanced counterparts, though to a lesser degree.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,028.80	$ 3.38**
Hypothetical A	$ 1,000.00	$ 1,021.88	$ 3.36**
Class T
Actual	$ 1,000.00	$ 1,028.30	$ 3.68
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.67
Class B
Actual	$ 1,000.00	$ 1,024.80	$ 7.20
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.17
	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class C
Actual	$ 1,000.00	$ 1,024.40	$ 7.65
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63
New York Municipal Income
Actual	$ 1,000.00	$ 1,029.70	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class
Actual	$ 1,000.00	$ 1,029.70	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%**
Class T	.72%
Class B	1.41%
Class C	1.50%
New York Municipal Income	.47%
Institutional Class	.47%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .76% and the expenses paid in the actual and hypothetical examples above would have been $3.89 and $3.87, respectively.

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	40.3
Special Tax	19.7	18.8
Water & Sewer	11.7	11.1
Transportation	8.9	7.9
Education	6.4	6.2
Average Years to Maturity as of January 31, 2007
		6 months ago
Years	15.4	14.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of January 31, 2007
6 months ago
Years	6.7	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
AAA 57.9%	AAA 58.1%
AA,A 38.5%	AA,A 39.4%
BBB 1.4%	BBB 0.9%
BB and Below 0.7%	BB and Below 0.6%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,198
New York - 94.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,458
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,167
5.25% 11/1/17	1,400	1,518
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,442
5.75% 8/1/30	9,475	10,134
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,431
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,775
5% 9/1/16 (FGIC Insured)	1,680	1,773
5% 9/1/17 (FGIC Insured)	1,000	1,056
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,743
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,521
5.75% 5/1/21 (FSA Insured)	1,755	1,904
5.75% 5/1/22 (FSA Insured)	4,900	5,309
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,666
5.75% 5/1/23 (FSA Insured)	9,620	10,726
5.75% 5/1/25 (FSA Insured)	2,000	2,225
5.75% 5/1/26 (FSA Insured)	8,985	9,988
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,757
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,060
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,215
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	4,000	3,934
5% 2/15/47	7,000	7,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,407
Series B, 5% 12/1/35	3,000	3,146
Series C, 5% 9/1/35	5,000	5,248
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,681
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	12,150	12,695
5.5% 11/15/15 (AMBAC Insured)	1,340	1,459
5.5% 11/15/16 (AMBAC Insured)	1,000	1,086
5.5% 11/15/17 (AMBAC Insured)	1,000	1,084
5.5% 11/15/18 (AMBAC Insured)	1,700	1,841
5.5% 11/15/18 (AMBAC Insured)	2,000	2,279
5.5% 11/15/19 (FGIC Insured)	5,000	5,728
5.5% 11/15/20 (FSA Insured)	8,635	9,937
5.75% 11/15/32	10,000	10,921
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,480
5.25% 11/15/18 (FGIC Insured)	4,000	4,306
5.25% 11/15/32 (Pre-Refunded to 11/15/13 @ 100) (d)	5,000	5,429
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,395
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	716
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,269
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,115
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,655
5.5% 7/1/20 (MBIA Insured)	3,000	3,245
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,250
5.5% 7/1/23 (MBIA Insured)	5,000	5,422
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,049
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	50
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,556
5% 8/1/13	1,650	1,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.: - continued
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	$ 1,000	$ 1,064
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	129
Series 2001 B, 5.875% 11/1/11	855	888
Series 2001 C, 5.625% 11/1/10	510	521
Series 2001 D, 5.625% 11/1/10	1,225	1,283
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,171
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,337
Series 2000 A, 6.5% 5/15/11	455	495
Series 2002 A, 5.75% 8/1/14	5,000	5,438
Series 2002 B, 5.75% 8/1/15	3,500	3,810
Series 2002 C, 5.5% 8/1/13	10,500	11,355
Series 2003 A:
5.5% 8/1/14	3,205	3,485
5.5% 8/1/20 (MBIA Insured)	7,000	7,653
Series 2003 E, 5.25% 8/1/14	3,390	3,638
Series 2003 F:
5.5% 12/15/10	1,000	1,058
5.5% 12/15/11	3,700	3,960
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,839
Series 2004 B, 5.25% 8/1/15	9,855	10,652
Series 2005 F, 5.25% 8/1/12	2,000	2,114
Series 2005 G:
5% 8/1/15	8,200	8,755
5.25% 8/1/16	9,000	9,814
5.625% 8/1/13 (MBIA Insured)	3,000	3,260
Series 2005 J, 5% 3/1/13	2,500	2,639
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,445
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,263
6.5% 8/15/11	1,000	1,105
7.5% 2/1/07	335	335
Series C, 5% 1/1/15	7,000	7,451
Series D, 5.25% 8/1/13	1,740	1,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,635	$ 1,736
Series H:
5.75% 3/15/13 (Pre-Refunded to 3/15/11 @ 101) (d)	1,805	1,960
6% 8/1/17	345	352
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,456
5.5% 6/1/19	3,000	3,251
6.125% 8/1/12	60	61
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,241
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,803
5.5% 2/15/17 (FSA Insured)	3,000	3,229
5.5% 2/15/18 (FSA Insured)	2,500	2,693
5.5% 2/15/19 (FSA Insured)	1,250	1,348
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	533
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,381
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,936
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,769
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,557
Series 2001 C, 5.125% 6/15/33	3,960	4,144
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,314
Series A:
5% 6/15/32	5,000	5,150
5.125% 6/15/34 (MBIA Insured)	4,200	4,407
5.25% 6/15/33 (FGIC Insured)	1,280	1,347
5.375% 6/15/15	9,650	10,337
5.375% 6/15/15 (FGIC Insured)	7,000	7,551
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	146
Series D, 5% 6/15/39	2,800	2,930
Series E:
5% 6/15/34	2,000	2,076
5% 6/15/38	2,975	3,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32	$ 3,000	$ 3,117
5.125% 6/15/32 (FGIC Insured)	4,750	4,958
New York City Trans. Fin. Auth. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,186
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,370
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,217
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,776
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	370	390
6% 7/1/10 (Escrowed to Maturity) (d)	250	268
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,465
5.75% 7/1/13 (AMBAC Insured)	3,000	3,239
Series C, 7.5% 7/1/10	4,995	5,298
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,150
6% 7/1/21 (MBIA Insured)	2,500	2,953
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,525
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,189
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B, 5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	919
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,920	3,110
5.85% 8/1/40	9,500	10,137
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	315	315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	$ 2,700	$ 3,212
Series B, 6% 7/1/14	2,635	2,848
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,130	1,167
5% 7/1/14	2,510	2,601
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,561
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	804
5.5% 7/1/19 (AMBAC Insured)	1,705	1,812
5.5% 7/1/20 (AMBAC Insured)	860	913
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,600
5.75% 7/1/27 (MBIA Insured)	11,000	13,245
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,664
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,142
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,713
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,620
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,827
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	552
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,577
Series B, 7.5% 5/15/11	1,550	1,693
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,706
5.2% 2/15/13 (MBIA Insured)	6,585	6,774
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,716
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,188
6% 7/1/15	1,160	1,257
6% 7/1/16	1,230	1,330
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	532
5.375% 7/1/16 (AMBAC Insured)	670	713
5.375% 7/1/17 (AMBAC Insured)	370	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	$ 1,135	$ 1,241
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,447
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,171
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,062
6% 10/1/29 (MBIA Insured)	5,600	6,153
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,638
5.25% 7/1/21 (MBIA Insured)	1,745	1,895
5.25% 7/1/22 (MBIA Insured)	1,835	1,992
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,906
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,058
6%, tender 5/15/12 (b)	11,000	12,031
5% 7/1/08 (a)	1,000	1,011
5% 7/1/10 (a)	1,000	1,024
5% 7/1/11 (a)	1,365	1,401
5% 7/1/12 (a)	1,530	1,577
5% 7/1/18 (Univ. of Rochester, Insured) (a)	3,000	3,215
5% 7/1/39 (a)	10,000	10,543
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	536
Series C:
5.25% 7/15/16	2,340	2,509
5.25% 7/15/17	2,410	2,584
Series D:
5% 6/15/20	20,150	21,222
5.125% 6/15/31	6,900	7,281
5.375% 6/15/19	5,250	5,653
Series G, 5.25% 10/15/20	1,255	1,333
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,067
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,793
5.25% 11/15/16	3,770	4,053
Series I:
5.25% 9/15/15	2,085	2,241
5.25% 9/15/17	2,395	2,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series 2004 D, 5% 2/15/34	$ 12,150	$ 12,780
Series B:
5.5% 10/15/20	3,805	4,398
5.5% 10/15/21	3,985	4,615
Series C:
5% 6/15/19	815	834
5.25% 6/15/16	3,500	3,706
Series F:
4.875% 6/15/18	1,735	1,775
4.875% 6/15/20	2,175	2,223
5% 6/15/15	1,295	1,329
5.25% 6/15/13	1,575	1,622
Series I, 5% 6/15/24	2,000	2,102
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,110
5.375% 1/1/16 (FGIC Insured)	2,170	2,347
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,213
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,169
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,924
5.25% 9/15/20	2,685	2,864
5.25% 3/15/21	2,230	2,376
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,991
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	21
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,747
Series E, 5.25% 1/1/12	4,695	4,802
Series G, 5% 1/1/32 (FSA Insured)	2,800	2,951
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series 05B, 5% 4/1/17 (FGIC Insured)	14,300	15,369
Series B, 5.5% 4/1/20 (AMBAC Insured)	25,400	29,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	$ 10,700	$ 11,528
5.5% 4/1/15	6,200	6,668
6% 4/1/11	1,605	1,643
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	154
5.5%, tender 1/1/11 (b)	1,880	1,989
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,402
5.5% 3/15/22 (MBIA Insured)	5,000	5,795
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,476
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,139
Series 2003 D:
5% 2/1/31	20,025	20,855
5.25% 2/1/17 (MBIA Insured)	9,385	10,046
5.25% 2/1/19 (MBIA Insured)	8,075	8,617
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,788
5.25% 2/1/17 (FGIC Insured)	5,975	6,396
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,726
5.25% 2/1/14	6,000	6,499
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,324
5.5% 11/15/20 (FGIC Insured)	3,800	4,140
5.75% 2/15/16	85	90
Series B:
5% 8/1/32	5,000	5,219
5.25% 8/1/19	3,000	3,227
5.375% 2/1/15	3,000	3,229
Series C, 5.375% 2/1/17	1,000	1,064
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,341
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	88
7.5% 3/1/08 (MBIA Insured)	910	947
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/10 (MBIA Insured)	1,060	1,172
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	120
7.5% 3/1/11 (MBIA Insured)	1,140	1,295
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.: - continued
7.5% 3/1/16 (Escrowed to Maturity) (d)	$ 90	$ 115
7.5% 3/1/16 (MBIA Insured)	970	1,224
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,414
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,111
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,393
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,125
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,076
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,548
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,191
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,474
5.25% 6/1/22 (AMBAC Insured)	5,300	5,657
5.5% 6/1/14	13,125	13,607
5.5% 6/1/15	6,700	7,037
5.5% 6/1/16	17,500	18,380
5.5% 6/1/17	7,000	7,435
5.5% 6/1/18 (MBIA Insured)	3,000	3,233
5.5% 6/1/19	2,700	2,926
Series B1:
5% 6/1/10	1,760	1,821
5% 6/1/11	1,525	1,592
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,110
5.5% 6/1/15	11,800	12,394
5.5% 6/1/16	10,000	10,643
5.5% 6/1/17	5,700	6,055
5.5% 6/1/18	3,800	4,078
5.5% 6/1/19	13,700	14,845
5.5% 6/1/20	16,000	17,319
5.5% 6/1/21	10,000	10,813
5.5% 6/1/22	9,700	10,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	$ 4,760	$ 5,038
Series 2002 A, 5.25% 1/1/19	1,100	1,166
Series 2005 A, 5.125% 1/1/22	5,290	5,565
Series A:
5% 1/1/32	3,010	3,110
5% 1/1/32 (MBIA Insured)	1,455	1,513
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,272
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,272
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,740
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	653
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,103
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,852
		1,375,089
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,066
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,291
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,630
Series 134th, 5% 1/15/39	10,000	10,472
Series 85, 5.375% 3/1/28	6,205	7,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,757
		40,240
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,298
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,780
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,177
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ: - continued
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,122
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,113
		11,110
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,406,874)	1,427,637
NET OTHER ASSETS - 1.5%	21,284
NET ASSETS - 100%	$ 1,448,921
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.947% with JPMorgan Chase, Inc.	May 2037	$ 3,000	$ 54
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.0%
Special Tax	19.7%
Water & Sewer	11.7%
Transportation	8.9%
Education	6.4%
Others* (individually less than 5%)	13.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,406,874)		$ 1,427,637
Cash		23,206
Receivable for investments sold		635
Receivable for fund shares sold		1,234
Interest receivable		17,676
Swap agreements, at value		54
Prepaid expenses		6
Other receivables		63
Total assets		1,470,511

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,801
Payable for fund shares redeemed	807
Distributions payable	1,244
Accrued management fee	443
Distribution fees payable	23
Other affiliated payables	224
Other payables and accrued expenses	48
Total liabilities		21,590

Net Assets		$ 1,448,921
Net Assets consist of:
Paid in capital		$ 1,426,459
Undistributed net investment income		167
Accumulated undistributed net realized gain (loss) on investments		1,478
Net unrealized appreciation (depreciation) on investments		20,817
Net Assets		$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,342 ÷ 892.89 shares)	$ 12.70

Maximum offering price per share (100/95.25 of $12.70)	$ 13.33
Class T: Net Asset Value and redemption price per share ($3,682 ÷ 289.60 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($9,062 ÷ 713.49 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($16,249 ÷ 1,279.00 shares)A	$ 12.70

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,407,391 ÷ 110,751.75 shares)	$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,195 ÷ 94.12 shares)	$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2007

Investment Income
Interest		$ 61,036

Expenses
Management fee	$ 5,268
Transfer agent fees	1,025
Distribution fees	290
Accounting fees and expenses	289
Custodian fees and expenses	22
Independent trustees' compensation	5
Registration fees	73
Audit	59
Legal	20
Miscellaneous	59
Total expenses before reductions	7,110
Expense reductions	(372)	6,738
Net investment income		54,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,328
Futures contracts	(150)
Total net realized gain (loss)		7,178
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,036)
Futures contracts	(13)
Swap agreements	54
Total change in net unrealized appreciation (depreciation)		(7,995)
Net gain (loss)		(817)
Net increase (decrease) in net assets resulting from operations		$ 53,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,298	$ 57,031
Net realized gain (loss)	7,178	18,374
Change in net unrealized appreciation (depreciation)	(7,995)	(43,514)
Net increase (decrease) in net assets resulting from operations	53,481	31,891
Distributions to shareholders from net investment income	(54,261)	(56,725)
Distributions to shareholders from net realized gain	(12,674)	(14,006)
Total distributions	(66,935)	(70,731)
Share transactions - net increase (decrease)	11,788	50,246
Redemption fees	5	9
Total increase (decrease) in net assets	(1,661)	11,415

Net Assets
Beginning of period	1,450,582	1,439,167
End of period (including undistributed net investment income of $167 and undistributed net investment income of $215, respectively)	$ 1,448,921	$ 1,450,582

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.464	.483	.504	.524	.277
Net realized and unrealized gain (loss)	.002 F	(.227)	.101	.285	.194
Total from investment operations	.466	.256	.605	.809	.471
Distributions from net investment income	(.464)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.576)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	3.72%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets H
Expenses before reductions	.66%	.67%	.68%	.67%	.66% A
Expenses net of fee waivers, if any	.66%	.67%	.68%	.67%	.66% A
Expenses net of all reductions	.63%	.64%	.67%	.66%	.66% A
Net investment income	3.65%	3.73%	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.455	.472	.494	.509	.266
Net realized and unrealized gain (loss)	.001 F	(.217)	.090	.296	.197
Total from investment operations	.456	.255	.584	.805	.463
Distributions from net investment income	(.454)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.566)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	3.64%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets H
Expenses before reductions	.74%	.75%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.74%	.75%	.76%	.78%	.79% A
Expenses net of all reductions	.71%	.72%	.75%	.77%	.79% A
Net investment income	3.57%	3.65%	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.366	.384	.405	.423	.226
Net realized and unrealized gain (loss)	.002 F	(.227)	.100	.286	.193
Total from investment operations	.368	.157	.505	.709	.419
Distributions from net investment income	(.366)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.478)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	2.93%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net Assets H
Expenses before reductions	1.43%	1.43%	1.44%	1.42%	1.41% A
Expenses net of fee waivers, if any	1.43%	1.43%	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.40%	1.41%	1.43%	1.41%	1.40% A
Net investment income	2.88%	2.96%	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.355	.373	.394	.410	.219
Net realized and unrealized gain (loss)	.002 F	(.228)	.100	.286	.191
Total from investment operations	.357	.145	.494	.696	.410
Distributions from net investment income	(.355)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.467)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	2.84%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net Assets H
Expenses before reductions	1.52%	1.52%	1.52%	1.51%	1.51% A
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.49%	1.49%	1.51%	1.51%	1.51% A
Net investment income	2.79%	2.88%	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

	Years ended January 31,
	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Income from Investment Operations
Net investment income B	.488	.508	.530	.549	.574
Net realized and unrealized gain (loss)	.001 C	(.217)	.091	.295	.506
Total from investment operations	.489	.291	.621	.844	1.080
Distributions from net investment income	(.487)	(.506)	(.533)	(.548)	(.570)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.599)	(.631)	(.711)	(.834)	(.740)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return A	3.91%	2.27%	4.84%	6.52%	8.55%
Ratios to Average Net Assets D
Expenses before reductions	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.45%	.45%	.47%	.48%	.47%
Net investment income	3.83%	3.92%	4.05%	4.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,407	$ 1,411	$ 1,406	$ 1,428	$ 1,483
Portfolio turnover rate	23%	28%	22%	24%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Years ended January 31,
	2007	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.487	.506	.523	.550	.286
Net realized and unrealized gain (loss)	.002 E	(.227)	.092	.296	.195
Total from investment operations	.489	.279	.615	.846	.481
Distributions from net investment income	(.487)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.599)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	3.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net Assets G
Expenses before reductions	.48%	.49%	.53%	.47%	.53% A
Expenses net of fee waivers, if any	.48%	.49%	.53%	.47%	.53% A
Expenses net of all reductions	.45%	.46%	.52%	.47%	.53% A
Net investment income	3.83%	3.91%	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2007

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,122
Unrealized depreciation	(4,104)
Net unrealized appreciation (depreciation)	21,018
Undistributed ordinary income	3
Undistributed long-term capital gain	902

Cost for federal income tax purposes	$ 1,406,619

The tax character of distributions paid was as follows:

	January 31, 2007	January 31, 2006
Tax-exempt Income	$ 54,261	$ 56,725
Ordinary Income	228	563
Long-term Capital Gains	12,446	13,443
Total	$ 66,935	$ 70,731

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $331,961 and $310,334, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12	$ 1
Class T	0%	.25%	8	-
Class B	.65%	.25%	85	61
Class C	.75%	.25%	185	39
			$ 290	$ 101

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	1
Class B*	27
Class C*	4
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 9.11
Class T	3.08
Class B	12.12
Class C	21.11
New York Municipal Income	979.07
Institutional Class	1.07
	$ 1,025

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $236, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class B	1
Class C	1
New York Municipal Income	111
$ 114

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended January 31,
	2007	2006
From net investment income
Class A	$ 289	$ 232
Class T	111	83
Class B	271	288
Class C	518	520
New York Municipal Income	53,028	55,581
Institutional Class	44	21
Total	$ 54,261	$ 56,725
From net realized gain
Class A	$ 71	$ 60
Class T	28	24
Class B	83	95
Class C	166	183
New York Municipal Income	12,317	13,639
Institutional Class	9	5
Total	$ 12,674	$ 14,006

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2007	2006	2007	2006
Class A
Shares sold	459	99	$ 5,851	$ 1,281
Reinvestment of distributions	24	18	304	237
Shares redeemed	(65)	(103)	(826)	(1,332)
Net increase (decrease)	418	14	$ 5,329	$ 186
Class T
Shares sold	84	117	$ 1,063	$ 1,507
Reinvestment of distributions	9	6	116	84
Shares redeemed	(39)	(29)	(500)	(383)
Net increase (decrease)	54	94	$ 679	$ 1,208
Class B
Shares sold	59	93	$ 765	$ 1,205
Reinvestment of distributions	20	21	250	275
Shares redeemed	(119)	(111)	(1,517)	(1,440)
Net increase (decrease)	(40)	3	$ (502)	$ 40

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2007	2006	2007	2006
Class C
Shares sold	197	546	$ 2,511	$ 7,087
Reinvestment of distributions	29	34	363	445
Shares redeemed	(527)	(180)	(6,693)	(2,335)
Net increase (decrease)	(301)	400	$ (3,819)	$ 5,197
New York Municipal Income
Shares sold	20,460	18,716	$ 260,329	$ 243,049
Reinvestment of distributions	3,821	4,020	48,699	52,037
Shares redeemed	(23,584)	(19,479)	(299,228)	(252,103)
Net increase (decrease)	697	3,257	$ 9,800	$ 42,983
Institutional Class
Shares sold	50	78	$ 634	$ 1,018
Reinvestment of distributions	3	1	42	17
Shares redeemed	(29)	(31)	(375)	(403)
Net increase (decrease)	24	48	$ 301	$ 632

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments as of January 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of New York Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity Funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of New York Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-
2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of New York Municipal Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-
present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of New York Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-
present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (47)

Year of Election or Appointment: 2002

Vice President of New York Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of New York Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of New York Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of New York Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of New York Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of New York Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of New York Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of New York Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity New York Municipal Income	3/05/06	03/02/06	$0.00	$0.009

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2007 $7,159,218, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000
William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000
Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000
Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000
William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000
Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFY-UANN-0307
1.789711.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-1.21%	3.99%	5.10%
Class T (incl. 3.50% sales charge) B	0.01%	4.19%	5.20%
Class B (incl. contingent deferred sales charge) C	-2.03%	3.95%	5.25%
Class C (incl. contingent deferred sales charge) D	1.85%	4.20%	5.21%

A Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 1%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class T on January 31, 1997, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Class T took place on August 1, 2002. See the previous page for additional information regarding the performance of Class T.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post solid returns and take their place as one the best performing investment-grade debt classes for the year ending January 31, 2007. Throughout much of the first half of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more neutral level and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. The central bank left rates unchanged at its August, September, October, December and January Open Market Committee meetings. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the relatively steep muni yield curve - meaning long-term rates were higher than short rates - and the opportunity to lock in attractive long-term yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.29%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 4.28%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 3.72%, 3.64%, 2.93% and 2.84%, respectively (excluding sales charges), while the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index returned 4.52%. The fund's performance relative to the index was hurt by its underweighting in New York City bonds - which were buoyed by a credit-rating upgrade and other factors. The fund's relative performance also was hurt by my general avoidance of unenhanced tobacco bonds. I underweighted these securities - which were among the muni market's best performers, thanks to strong investor demand, legal developments deemed favorable for the tobacco industry and refinancing in the sector - because they can be very volatile. My yield-curve positioning - meaning which maturities I emphasized - detracted as well, albeit modestly. Conversely, my overweighting in health care bonds helped. They benefited from strong demand for high-yielding securities and the improved fiscal health of the sector. Performance also was aided by our significant stake in enhanced tobacco securities backed by both tobacco company payments and the state of New York. They benefited from the same trends that bolstered their unenhanced counterparts, though to a lesser degree.

During the past year, the fund's Institutional Class shares gained 3.91%, while the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index returned 4.52%. The fund's performance relative to the index was hurt by its underweighting in New York City bonds - which were buoyed by a credit-rating upgrade and other factors. The fund's relative performance also was hurt by my general avoidance of unenhanced tobacco bonds. I underweighted these securities - which were among the muni market's best performers, thanks to strong investor demand, legal developments deemed favorable for the tobacco industry and refinancing in the sector - because they can be very volatile. My yield-curve positioning - meaning which maturities I emphasized - detracted as well, albeit modestly. Conversely, my overweighting in health care bonds helped. They benefited from strong demand for high-yielding securities and the improved fiscal health of the sector. Performance also was aided by our significant stake in enhanced tobacco securities backed by both tobacco company payments and the state of New York. They benefited from the same trends that bolstered their unenhanced counterparts, though to a lesser degree.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,028.80	$ 3.38**
Hypothetical A	$ 1,000.00	$ 1,021.88	$ 3.36**
Class T
Actual	$ 1,000.00	$ 1,028.30	$ 3.68
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.67
Class B
Actual	$ 1,000.00	$ 1,024.80	$ 7.20
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.17
	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class C
Actual	$ 1,000.00	$ 1,024.40	$ 7.65
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63
New York Municipal Income
Actual	$ 1,000.00	$ 1,029.70	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class
Actual	$ 1,000.00	$ 1,029.70	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%**
Class T	.72%
Class B	1.41%
Class C	1.50%
New York Municipal Income	.47%
Institutional Class	.47%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .76% and the expenses paid in the actual and hypothetical examples above would have been $3.89 and $3.87, respectively.

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	40.3
Special Tax	19.7	18.8
Water & Sewer	11.7	11.1
Transportation	8.9	7.9
Education	6.4	6.2
Average Years to Maturity as of January 31, 2007
		6 months ago
Years	15.4	14.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of January 31, 2007
6 months ago
Years	6.7	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
AAA 57.9%	AAA 58.1%
AA,A 38.5%	AA,A 39.4%
BBB 1.4%	BBB 0.9%
BB and Below 0.7%	BB and Below 0.6%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,198
New York - 94.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,458
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,167
5.25% 11/1/17	1,400	1,518
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,442
5.75% 8/1/30	9,475	10,134
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,431
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,775
5% 9/1/16 (FGIC Insured)	1,680	1,773
5% 9/1/17 (FGIC Insured)	1,000	1,056
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,743
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,521
5.75% 5/1/21 (FSA Insured)	1,755	1,904
5.75% 5/1/22 (FSA Insured)	4,900	5,309
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,666
5.75% 5/1/23 (FSA Insured)	9,620	10,726
5.75% 5/1/25 (FSA Insured)	2,000	2,225
5.75% 5/1/26 (FSA Insured)	8,985	9,988
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,757
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,060
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,215
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	4,000	3,934
5% 2/15/47	7,000	7,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,407
Series B, 5% 12/1/35	3,000	3,146
Series C, 5% 9/1/35	5,000	5,248
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,681
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	12,150	12,695
5.5% 11/15/15 (AMBAC Insured)	1,340	1,459
5.5% 11/15/16 (AMBAC Insured)	1,000	1,086
5.5% 11/15/17 (AMBAC Insured)	1,000	1,084
5.5% 11/15/18 (AMBAC Insured)	1,700	1,841
5.5% 11/15/18 (AMBAC Insured)	2,000	2,279
5.5% 11/15/19 (FGIC Insured)	5,000	5,728
5.5% 11/15/20 (FSA Insured)	8,635	9,937
5.75% 11/15/32	10,000	10,921
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,480
5.25% 11/15/18 (FGIC Insured)	4,000	4,306
5.25% 11/15/32 (Pre-Refunded to 11/15/13 @ 100) (d)	5,000	5,429
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,395
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	716
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,269
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,115
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,655
5.5% 7/1/20 (MBIA Insured)	3,000	3,245
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,250
5.5% 7/1/23 (MBIA Insured)	5,000	5,422
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,049
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	50
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,556
5% 8/1/13	1,650	1,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.: - continued
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	$ 1,000	$ 1,064
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	129
Series 2001 B, 5.875% 11/1/11	855	888
Series 2001 C, 5.625% 11/1/10	510	521
Series 2001 D, 5.625% 11/1/10	1,225	1,283
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,171
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,337
Series 2000 A, 6.5% 5/15/11	455	495
Series 2002 A, 5.75% 8/1/14	5,000	5,438
Series 2002 B, 5.75% 8/1/15	3,500	3,810
Series 2002 C, 5.5% 8/1/13	10,500	11,355
Series 2003 A:
5.5% 8/1/14	3,205	3,485
5.5% 8/1/20 (MBIA Insured)	7,000	7,653
Series 2003 E, 5.25% 8/1/14	3,390	3,638
Series 2003 F:
5.5% 12/15/10	1,000	1,058
5.5% 12/15/11	3,700	3,960
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,839
Series 2004 B, 5.25% 8/1/15	9,855	10,652
Series 2005 F, 5.25% 8/1/12	2,000	2,114
Series 2005 G:
5% 8/1/15	8,200	8,755
5.25% 8/1/16	9,000	9,814
5.625% 8/1/13 (MBIA Insured)	3,000	3,260
Series 2005 J, 5% 3/1/13	2,500	2,639
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,445
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,263
6.5% 8/15/11	1,000	1,105
7.5% 2/1/07	335	335
Series C, 5% 1/1/15	7,000	7,451
Series D, 5.25% 8/1/13	1,740	1,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,635	$ 1,736
Series H:
5.75% 3/15/13 (Pre-Refunded to 3/15/11 @ 101) (d)	1,805	1,960
6% 8/1/17	345	352
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,456
5.5% 6/1/19	3,000	3,251
6.125% 8/1/12	60	61
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,241
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,803
5.5% 2/15/17 (FSA Insured)	3,000	3,229
5.5% 2/15/18 (FSA Insured)	2,500	2,693
5.5% 2/15/19 (FSA Insured)	1,250	1,348
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	533
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,381
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,936
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,769
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,557
Series 2001 C, 5.125% 6/15/33	3,960	4,144
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,314
Series A:
5% 6/15/32	5,000	5,150
5.125% 6/15/34 (MBIA Insured)	4,200	4,407
5.25% 6/15/33 (FGIC Insured)	1,280	1,347
5.375% 6/15/15	9,650	10,337
5.375% 6/15/15 (FGIC Insured)	7,000	7,551
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	146
Series D, 5% 6/15/39	2,800	2,930
Series E:
5% 6/15/34	2,000	2,076
5% 6/15/38	2,975	3,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32	$ 3,000	$ 3,117
5.125% 6/15/32 (FGIC Insured)	4,750	4,958
New York City Trans. Fin. Auth. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,186
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,370
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,217
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,776
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	370	390
6% 7/1/10 (Escrowed to Maturity) (d)	250	268
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,465
5.75% 7/1/13 (AMBAC Insured)	3,000	3,239
Series C, 7.5% 7/1/10	4,995	5,298
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,150
6% 7/1/21 (MBIA Insured)	2,500	2,953
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,525
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,189
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B, 5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	919
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,920	3,110
5.85% 8/1/40	9,500	10,137
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	315	315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	$ 2,700	$ 3,212
Series B, 6% 7/1/14	2,635	2,848
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,130	1,167
5% 7/1/14	2,510	2,601
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,561
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	804
5.5% 7/1/19 (AMBAC Insured)	1,705	1,812
5.5% 7/1/20 (AMBAC Insured)	860	913
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,600
5.75% 7/1/27 (MBIA Insured)	11,000	13,245
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,664
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,142
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,713
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,620
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,827
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	552
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,577
Series B, 7.5% 5/15/11	1,550	1,693
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,706
5.2% 2/15/13 (MBIA Insured)	6,585	6,774
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,716
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,188
6% 7/1/15	1,160	1,257
6% 7/1/16	1,230	1,330
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	532
5.375% 7/1/16 (AMBAC Insured)	670	713
5.375% 7/1/17 (AMBAC Insured)	370	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	$ 1,135	$ 1,241
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,447
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,171
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,062
6% 10/1/29 (MBIA Insured)	5,600	6,153
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,638
5.25% 7/1/21 (MBIA Insured)	1,745	1,895
5.25% 7/1/22 (MBIA Insured)	1,835	1,992
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,906
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,058
6%, tender 5/15/12 (b)	11,000	12,031
5% 7/1/08 (a)	1,000	1,011
5% 7/1/10 (a)	1,000	1,024
5% 7/1/11 (a)	1,365	1,401
5% 7/1/12 (a)	1,530	1,577
5% 7/1/18 (Univ. of Rochester, Insured) (a)	3,000	3,215
5% 7/1/39 (a)	10,000	10,543
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	536
Series C:
5.25% 7/15/16	2,340	2,509
5.25% 7/15/17	2,410	2,584
Series D:
5% 6/15/20	20,150	21,222
5.125% 6/15/31	6,900	7,281
5.375% 6/15/19	5,250	5,653
Series G, 5.25% 10/15/20	1,255	1,333
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,067
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,793
5.25% 11/15/16	3,770	4,053
Series I:
5.25% 9/15/15	2,085	2,241
5.25% 9/15/17	2,395	2,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series 2004 D, 5% 2/15/34	$ 12,150	$ 12,780
Series B:
5.5% 10/15/20	3,805	4,398
5.5% 10/15/21	3,985	4,615
Series C:
5% 6/15/19	815	834
5.25% 6/15/16	3,500	3,706
Series F:
4.875% 6/15/18	1,735	1,775
4.875% 6/15/20	2,175	2,223
5% 6/15/15	1,295	1,329
5.25% 6/15/13	1,575	1,622
Series I, 5% 6/15/24	2,000	2,102
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,110
5.375% 1/1/16 (FGIC Insured)	2,170	2,347
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,213
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,169
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,924
5.25% 9/15/20	2,685	2,864
5.25% 3/15/21	2,230	2,376
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,991
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	21
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,747
Series E, 5.25% 1/1/12	4,695	4,802
Series G, 5% 1/1/32 (FSA Insured)	2,800	2,951
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series 05B, 5% 4/1/17 (FGIC Insured)	14,300	15,369
Series B, 5.5% 4/1/20 (AMBAC Insured)	25,400	29,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	$ 10,700	$ 11,528
5.5% 4/1/15	6,200	6,668
6% 4/1/11	1,605	1,643
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	154
5.5%, tender 1/1/11 (b)	1,880	1,989
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,402
5.5% 3/15/22 (MBIA Insured)	5,000	5,795
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,476
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,139
Series 2003 D:
5% 2/1/31	20,025	20,855
5.25% 2/1/17 (MBIA Insured)	9,385	10,046
5.25% 2/1/19 (MBIA Insured)	8,075	8,617
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,788
5.25% 2/1/17 (FGIC Insured)	5,975	6,396
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,726
5.25% 2/1/14	6,000	6,499
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,324
5.5% 11/15/20 (FGIC Insured)	3,800	4,140
5.75% 2/15/16	85	90
Series B:
5% 8/1/32	5,000	5,219
5.25% 8/1/19	3,000	3,227
5.375% 2/1/15	3,000	3,229
Series C, 5.375% 2/1/17	1,000	1,064
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,341
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	88
7.5% 3/1/08 (MBIA Insured)	910	947
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/10 (MBIA Insured)	1,060	1,172
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	120
7.5% 3/1/11 (MBIA Insured)	1,140	1,295
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.: - continued
7.5% 3/1/16 (Escrowed to Maturity) (d)	$ 90	$ 115
7.5% 3/1/16 (MBIA Insured)	970	1,224
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,414
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,111
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,393
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,125
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,076
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,548
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,191
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,474
5.25% 6/1/22 (AMBAC Insured)	5,300	5,657
5.5% 6/1/14	13,125	13,607
5.5% 6/1/15	6,700	7,037
5.5% 6/1/16	17,500	18,380
5.5% 6/1/17	7,000	7,435
5.5% 6/1/18 (MBIA Insured)	3,000	3,233
5.5% 6/1/19	2,700	2,926
Series B1:
5% 6/1/10	1,760	1,821
5% 6/1/11	1,525	1,592
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,110
5.5% 6/1/15	11,800	12,394
5.5% 6/1/16	10,000	10,643
5.5% 6/1/17	5,700	6,055
5.5% 6/1/18	3,800	4,078
5.5% 6/1/19	13,700	14,845
5.5% 6/1/20	16,000	17,319
5.5% 6/1/21	10,000	10,813
5.5% 6/1/22	9,700	10,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	$ 4,760	$ 5,038
Series 2002 A, 5.25% 1/1/19	1,100	1,166
Series 2005 A, 5.125% 1/1/22	5,290	5,565
Series A:
5% 1/1/32	3,010	3,110
5% 1/1/32 (MBIA Insured)	1,455	1,513
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,272
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,272
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,740
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	653
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,103
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,852
		1,375,089
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,066
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,291
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,630
Series 134th, 5% 1/15/39	10,000	10,472
Series 85, 5.375% 3/1/28	6,205	7,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,757
		40,240
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,298
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,780
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,177
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ: - continued
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,122
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,113
		11,110
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,406,874)	1,427,637
NET OTHER ASSETS - 1.5%	21,284
NET ASSETS - 100%	$ 1,448,921
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.947% with JPMorgan Chase, Inc.	May 2037	$ 3,000	$ 54
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.0%
Special Tax	19.7%
Water & Sewer	11.7%
Transportation	8.9%
Education	6.4%
Others* (individually less than 5%)	13.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,406,874)		$ 1,427,637
Cash		23,206
Receivable for investments sold		635
Receivable for fund shares sold		1,234
Interest receivable		17,676
Swap agreements, at value		54
Prepaid expenses		6
Other receivables		63
Total assets		1,470,511

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,801
Payable for fund shares redeemed	807
Distributions payable	1,244
Accrued management fee	443
Distribution fees payable	23
Other affiliated payables	224
Other payables and accrued expenses	48
Total liabilities		21,590

Net Assets		$ 1,448,921
Net Assets consist of:
Paid in capital		$ 1,426,459
Undistributed net investment income		167
Accumulated undistributed net realized gain (loss) on investments		1,478
Net unrealized appreciation (depreciation) on investments		20,817
Net Assets		$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,342 ÷ 892.89 shares)	$ 12.70

Maximum offering price per share (100/95.25 of $12.70)	$ 13.33
Class T: Net Asset Value and redemption price per share ($3,682 ÷ 289.60 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($9,062 ÷ 713.49 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($16,249 ÷ 1,279.00 shares)A	$ 12.70

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,407,391 ÷ 110,751.75 shares)	$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,195 ÷ 94.12 shares)	$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2007

Investment Income
Interest		$ 61,036

Expenses
Management fee	$ 5,268
Transfer agent fees	1,025
Distribution fees	290
Accounting fees and expenses	289
Custodian fees and expenses	22
Independent trustees' compensation	5
Registration fees	73
Audit	59
Legal	20
Miscellaneous	59
Total expenses before reductions	7,110
Expense reductions	(372)	6,738
Net investment income		54,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,328
Futures contracts	(150)
Total net realized gain (loss)		7,178
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,036)
Futures contracts	(13)
Swap agreements	54
Total change in net unrealized appreciation (depreciation)		(7,995)
Net gain (loss)		(817)
Net increase (decrease) in net assets resulting from operations		$ 53,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,298	$ 57,031
Net realized gain (loss)	7,178	18,374
Change in net unrealized appreciation (depreciation)	(7,995)	(43,514)
Net increase (decrease) in net assets resulting from operations	53,481	31,891
Distributions to shareholders from net investment income	(54,261)	(56,725)
Distributions to shareholders from net realized gain	(12,674)	(14,006)
Total distributions	(66,935)	(70,731)
Share transactions - net increase (decrease)	11,788	50,246
Redemption fees	5	9
Total increase (decrease) in net assets	(1,661)	11,415

Net Assets
Beginning of period	1,450,582	1,439,167
End of period (including undistributed net investment income of $167 and undistributed net investment income of $215, respectively)	$ 1,448,921	$ 1,450,582

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.464	.483	.504	.524	.277
Net realized and unrealized gain (loss)	.002 F	(.227)	.101	.285	.194
Total from investment operations	.466	.256	.605	.809	.471
Distributions from net investment income	(.464)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.576)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	3.72%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets H
Expenses before reductions	.66%	.67%	.68%	.67%	.66% A
Expenses net of fee waivers, if any	.66%	.67%	.68%	.67%	.66% A
Expenses net of all reductions	.63%	.64%	.67%	.66%	.66% A
Net investment income	3.65%	3.73%	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.455	.472	.494	.509	.266
Net realized and unrealized gain (loss)	.001 F	(.217)	.090	.296	.197
Total from investment operations	.456	.255	.584	.805	.463
Distributions from net investment income	(.454)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.566)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	3.64%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets H
Expenses before reductions	.74%	.75%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.74%	.75%	.76%	.78%	.79% A
Expenses net of all reductions	.71%	.72%	.75%	.77%	.79% A
Net investment income	3.57%	3.65%	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.366	.384	.405	.423	.226
Net realized and unrealized gain (loss)	.002 F	(.227)	.100	.286	.193
Total from investment operations	.368	.157	.505	.709	.419
Distributions from net investment income	(.366)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.478)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	2.93%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net Assets H
Expenses before reductions	1.43%	1.43%	1.44%	1.42%	1.41% A
Expenses net of fee waivers, if any	1.43%	1.43%	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.40%	1.41%	1.43%	1.41%	1.40% A
Net investment income	2.88%	2.96%	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.355	.373	.394	.410	.219
Net realized and unrealized gain (loss)	.002 F	(.228)	.100	.286	.191
Total from investment operations	.357	.145	.494	.696	.410
Distributions from net investment income	(.355)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.467)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	2.84%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net Assets H
Expenses before reductions	1.52%	1.52%	1.52%	1.51%	1.51% A
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.49%	1.49%	1.51%	1.51%	1.51% A
Net investment income	2.79%	2.88%	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

	Years ended January 31,
	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Income from Investment Operations
Net investment income B	.488	.508	.530	.549	.574
Net realized and unrealized gain (loss)	.001 C	(.217)	.091	.295	.506
Total from investment operations	.489	.291	.621	.844	1.080
Distributions from net investment income	(.487)	(.506)	(.533)	(.548)	(.570)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.599)	(.631)	(.711)	(.834)	(.740)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return A	3.91%	2.27%	4.84%	6.52%	8.55%
Ratios to Average Net Assets D
Expenses before reductions	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.45%	.45%	.47%	.48%	.47%
Net investment income	3.83%	3.92%	4.05%	4.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,407	$ 1,411	$ 1,406	$ 1,428	$ 1,483
Portfolio turnover rate	23%	28%	22%	24%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Years ended January 31,
	2007	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.487	.506	.523	.550	.286
Net realized and unrealized gain (loss)	.002 E	(.227)	.092	.296	.195
Total from investment operations	.489	.279	.615	.846	.481
Distributions from net investment income	(.487)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.599)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	3.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net Assets G
Expenses before reductions	.48%	.49%	.53%	.47%	.53% A
Expenses net of fee waivers, if any	.48%	.49%	.53%	.47%	.53% A
Expenses net of all reductions	.45%	.46%	.52%	.47%	.53% A
Net investment income	3.83%	3.91%	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2007

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,122
Unrealized depreciation	(4,104)
Net unrealized appreciation (depreciation)	21,018
Undistributed ordinary income	3
Undistributed long-term capital gain	902

Cost for federal income tax purposes	$ 1,406,619

The tax character of distributions paid was as follows:

	January 31, 2007	January 31, 2006
Tax-exempt Income	$ 54,261	$ 56,725
Ordinary Income	228	563
Long-term Capital Gains	12,446	13,443
Total	$ 66,935	$ 70,731

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $331,961 and $310,334, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12	$ 1
Class T	0%	.25%	8	-
Class B	.65%	.25%	85	61
Class C	.75%	.25%	185	39
			$ 290	$ 101

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	1
Class B*	27
Class C*	4
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 9.11
Class T	3.08
Class B	12.12
Class C	21.11
New York Municipal Income	979.07
Institutional Class	1.07
	$ 1,025

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $236, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class B	1
Class C	1
New York Municipal Income	111
$ 114

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended January 31,
	2007	2006
From net investment income
Class A	$ 289	$ 232
Class T	111	83
Class B	271	288
Class C	518	520
New York Municipal Income	53,028	55,581
Institutional Class	44	21
Total	$ 54,261	$ 56,725
From net realized gain
Class A	$ 71	$ 60
Class T	28	24
Class B	83	95
Class C	166	183
New York Municipal Income	12,317	13,639
Institutional Class	9	5
Total	$ 12,674	$ 14,006

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2007	2006	2007	2006
Class A
Shares sold	459	99	$ 5,851	$ 1,281
Reinvestment of distributions	24	18	304	237
Shares redeemed	(65)	(103)	(826)	(1,332)
Net increase (decrease)	418	14	$ 5,329	$ 186
Class T
Shares sold	84	117	$ 1,063	$ 1,507
Reinvestment of distributions	9	6	116	84
Shares redeemed	(39)	(29)	(500)	(383)
Net increase (decrease)	54	94	$ 679	$ 1,208
Class B
Shares sold	59	93	$ 765	$ 1,205
Reinvestment of distributions	20	21	250	275
Shares redeemed	(119)	(111)	(1,517)	(1,440)
Net increase (decrease)	(40)	3	$ (502)	$ 40

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2007	2006	2007	2006
Class C
Shares sold	197	546	$ 2,511	$ 7,087
Reinvestment of distributions	29	34	363	445
Shares redeemed	(527)	(180)	(6,693)	(2,335)
Net increase (decrease)	(301)	400	$ (3,819)	$ 5,197
New York Municipal Income
Shares sold	20,460	18,716	$ 260,329	$ 243,049
Reinvestment of distributions	3,821	4,020	48,699	52,037
Shares redeemed	(23,584)	(19,479)	(299,228)	(252,103)
Net increase (decrease)	697	3,257	$ 9,800	$ 42,983
Institutional Class
Shares sold	50	78	$ 634	$ 1,018
Reinvestment of distributions	3	1	42	17
Shares redeemed	(29)	(31)	(375)	(403)
Net increase (decrease)	24	48	$ 301	$ 632

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments as of January 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994- 2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-
present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (47)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fidelity New York Municipal Income	Pay Date	Record Date	Dividends	Capital Gains
Class A	03/05/07	03/02/07	$0.00	$0.009
Class T	03/05/07	03/02/07	$0.00	$0.009
Class B	03/05/07	03/02/07	$0.00	$0.009
Class C	03/05/07	03/02/07	$0.00	$0.009

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2007 $7,159,218, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000
William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000
Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000
Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000
William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000
Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-UANN-0307
1.789705.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Annual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.91%	5.17%	5.70%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 1997, when the fund started A. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post solid returns and take their place as one the best performing investment-grade debt classes for the year ending January 31, 2007. Throughout much of the first half of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more neutral level and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. The central bank left rates unchanged at its August, September, October, December and January Open Market Committee meetings. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the relatively steep muni yield curve - meaning long-term rates were higher than short rates - and the opportunity to lock in attractive long-term yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.29%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 4.28%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 3.72%, 3.64%, 2.93% and 2.84%, respectively (excluding sales charges), while the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index returned 4.52%. The fund's performance relative to the index was hurt by its underweighting in New York City bonds - which were buoyed by a credit-rating upgrade and other factors. The fund's relative performance also was hurt by my general avoidance of unenhanced tobacco bonds. I underweighted these securities - which were among the muni market's best performers, thanks to strong investor demand, legal developments deemed favorable for the tobacco industry and refinancing in the sector - because they can be very volatile. My yield-curve positioning - meaning which maturities I emphasized - detracted as well, albeit modestly. Conversely, my overweighting in health care bonds helped. They benefited from strong demand for high-yielding securities and the improved fiscal health of the sector. Performance also was aided by our significant stake in enhanced tobacco securities backed by both tobacco company payments and the state of New York. They benefited from the same trends that bolstered their unenhanced counterparts, though to a lesser degree.

During the past year, the fund's Institutional Class shares gained 3.91%, while the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index returned 4.52%. The fund's performance relative to the index was hurt by its underweighting in New York City bonds - which were buoyed by a credit-rating upgrade and other factors. The fund's relative performance also was hurt by my general avoidance of unenhanced tobacco bonds. I underweighted these securities - which were among the muni market's best performers, thanks to strong investor demand, legal developments deemed favorable for the tobacco industry and refinancing in the sector - because they can be very volatile. My yield-curve positioning - meaning which maturities I emphasized - detracted as well, albeit modestly. Conversely, my overweighting in health care bonds helped. They benefited from strong demand for high-yielding securities and the improved fiscal health of the sector. Performance also was aided by our significant stake in enhanced tobacco securities backed by both tobacco company payments and the state of New York. They benefited from the same trends that bolstered their unenhanced counterparts, though to a lesser degree.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,028.80	$ 3.38**
Hypothetical A	$ 1,000.00	$ 1,021.88	$ 3.36**
Class T
Actual	$ 1,000.00	$ 1,028.30	$ 3.68
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.67
Class B
Actual	$ 1,000.00	$ 1,024.80	$ 7.20
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.17
	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class C
Actual	$ 1,000.00	$ 1,024.40	$ 7.65
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63
New York Municipal Income
Actual	$ 1,000.00	$ 1,029.70	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class
Actual	$ 1,000.00	$ 1,029.70	$ 2.40
Hypothetical A	$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%**
Class T	.72%
Class B	1.41%
Class C	1.50%
New York Municipal Income	.47%
Institutional Class	.47%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .76% and the expenses paid in the actual and hypothetical examples above would have been $3.89 and $3.87, respectively.

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.0	40.3
Special Tax	19.7	18.8
Water & Sewer	11.7	11.1
Transportation	8.9	7.9
Education	6.4	6.2
Average Years to Maturity as of January 31, 2007
		6 months ago
Years	15.4	14.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of January 31, 2007
6 months ago
Years	6.7	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
AAA 57.9%	AAA 58.1%
AA,A 38.5%	AA,A 39.4%
BBB 1.4%	BBB 0.9%
BB and Below 0.7%	BB and Below 0.6%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,198
New York - 94.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,458
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,167
5.25% 11/1/17	1,400	1,518
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,442
5.75% 8/1/30	9,475	10,134
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,431
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,775
5% 9/1/16 (FGIC Insured)	1,680	1,773
5% 9/1/17 (FGIC Insured)	1,000	1,056
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,743
5.75% 5/1/19 (FSA Insured)	1,500	1,631
5.75% 5/1/20 (FSA Insured)	1,400	1,521
5.75% 5/1/21 (FSA Insured)	1,755	1,904
5.75% 5/1/22 (FSA Insured)	4,900	5,309
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,666
5.75% 5/1/23 (FSA Insured)	9,620	10,726
5.75% 5/1/25 (FSA Insured)	2,000	2,225
5.75% 5/1/26 (FSA Insured)	8,985	9,988
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,757
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,060
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,215
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	4,000	3,934
5% 2/15/47	7,000	7,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,407
Series B, 5% 12/1/35	3,000	3,146
Series C, 5% 9/1/35	5,000	5,248
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,681
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	12,150	12,695
5.5% 11/15/15 (AMBAC Insured)	1,340	1,459
5.5% 11/15/16 (AMBAC Insured)	1,000	1,086
5.5% 11/15/17 (AMBAC Insured)	1,000	1,084
5.5% 11/15/18 (AMBAC Insured)	1,700	1,841
5.5% 11/15/18 (AMBAC Insured)	2,000	2,279
5.5% 11/15/19 (FGIC Insured)	5,000	5,728
5.5% 11/15/20 (FSA Insured)	8,635	9,937
5.75% 11/15/32	10,000	10,921
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,480
5.25% 11/15/18 (FGIC Insured)	4,000	4,306
5.25% 11/15/32 (Pre-Refunded to 11/15/13 @ 100) (d)	5,000	5,429
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,395
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	695	716
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,269
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,115
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,655
5.5% 7/1/20 (MBIA Insured)	3,000	3,245
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,250
5.5% 7/1/23 (MBIA Insured)	5,000	5,422
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,049
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	50
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,556
5% 8/1/13	1,650	1,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.: - continued
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	$ 1,000	$ 1,064
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	129
Series 2001 B, 5.875% 11/1/11	855	888
Series 2001 C, 5.625% 11/1/10	510	521
Series 2001 D, 5.625% 11/1/10	1,225	1,283
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,171
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,337
Series 2000 A, 6.5% 5/15/11	455	495
Series 2002 A, 5.75% 8/1/14	5,000	5,438
Series 2002 B, 5.75% 8/1/15	3,500	3,810
Series 2002 C, 5.5% 8/1/13	10,500	11,355
Series 2003 A:
5.5% 8/1/14	3,205	3,485
5.5% 8/1/20 (MBIA Insured)	7,000	7,653
Series 2003 E, 5.25% 8/1/14	3,390	3,638
Series 2003 F:
5.5% 12/15/10	1,000	1,058
5.5% 12/15/11	3,700	3,960
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,839
Series 2004 B, 5.25% 8/1/15	9,855	10,652
Series 2005 F, 5.25% 8/1/12	2,000	2,114
Series 2005 G:
5% 8/1/15	8,200	8,755
5.25% 8/1/16	9,000	9,814
5.625% 8/1/13 (MBIA Insured)	3,000	3,260
Series 2005 J, 5% 3/1/13	2,500	2,639
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,445
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,263
6.5% 8/15/11	1,000	1,105
7.5% 2/1/07	335	335
Series C, 5% 1/1/15	7,000	7,451
Series D, 5.25% 8/1/13	1,740	1,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,635	$ 1,736
Series H:
5.75% 3/15/13 (Pre-Refunded to 3/15/11 @ 101) (d)	1,805	1,960
6% 8/1/17	345	352
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,456
5.5% 6/1/19	3,000	3,251
6.125% 8/1/12	60	61
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,241
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,803
5.5% 2/15/17 (FSA Insured)	3,000	3,229
5.5% 2/15/18 (FSA Insured)	2,500	2,693
5.5% 2/15/19 (FSA Insured)	1,250	1,348
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	533
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,381
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,936
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,769
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,557
Series 2001 C, 5.125% 6/15/33	3,960	4,144
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,314
Series A:
5% 6/15/32	5,000	5,150
5.125% 6/15/34 (MBIA Insured)	4,200	4,407
5.25% 6/15/33 (FGIC Insured)	1,280	1,347
5.375% 6/15/15	9,650	10,337
5.375% 6/15/15 (FGIC Insured)	7,000	7,551
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	146
Series D, 5% 6/15/39	2,800	2,930
Series E:
5% 6/15/34	2,000	2,076
5% 6/15/38	2,975	3,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32	$ 3,000	$ 3,117
5.125% 6/15/32 (FGIC Insured)	4,750	4,958
New York City Trans. Fin. Auth. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,186
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,370
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,217
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,776
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	370	390
6% 7/1/10 (Escrowed to Maturity) (d)	250	268
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,465
5.75% 7/1/13 (AMBAC Insured)	3,000	3,239
Series C, 7.5% 7/1/10	4,995	5,298
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,150
6% 7/1/21 (MBIA Insured)	2,500	2,953
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,525
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,189
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B, 5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	919
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,920	3,110
5.85% 8/1/40	9,500	10,137
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	315	315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	$ 2,700	$ 3,212
Series B, 6% 7/1/14	2,635	2,848
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,130	1,167
5% 7/1/14	2,510	2,601
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,561
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	804
5.5% 7/1/19 (AMBAC Insured)	1,705	1,812
5.5% 7/1/20 (AMBAC Insured)	860	913
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,600
5.75% 7/1/27 (MBIA Insured)	11,000	13,245
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,664
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,142
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,713
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,620
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,827
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	552
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,577
Series B, 7.5% 5/15/11	1,550	1,693
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,706
5.2% 2/15/13 (MBIA Insured)	6,585	6,774
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,716
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,188
6% 7/1/15	1,160	1,257
6% 7/1/16	1,230	1,330
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	532
5.375% 7/1/16 (AMBAC Insured)	670	713
5.375% 7/1/17 (AMBAC Insured)	370	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	$ 1,135	$ 1,241
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,447
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,171
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,062
6% 10/1/29 (MBIA Insured)	5,600	6,153
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,638
5.25% 7/1/21 (MBIA Insured)	1,745	1,895
5.25% 7/1/22 (MBIA Insured)	1,835	1,992
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,906
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,058
6%, tender 5/15/12 (b)	11,000	12,031
5% 7/1/08 (a)	1,000	1,011
5% 7/1/10 (a)	1,000	1,024
5% 7/1/11 (a)	1,365	1,401
5% 7/1/12 (a)	1,530	1,577
5% 7/1/18 (Univ. of Rochester, Insured) (a)	3,000	3,215
5% 7/1/39 (a)	10,000	10,543
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	536
Series C:
5.25% 7/15/16	2,340	2,509
5.25% 7/15/17	2,410	2,584
Series D:
5% 6/15/20	20,150	21,222
5.125% 6/15/31	6,900	7,281
5.375% 6/15/19	5,250	5,653
Series G, 5.25% 10/15/20	1,255	1,333
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,067
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,793
5.25% 11/15/16	3,770	4,053
Series I:
5.25% 9/15/15	2,085	2,241
5.25% 9/15/17	2,395	2,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series 2004 D, 5% 2/15/34	$ 12,150	$ 12,780
Series B:
5.5% 10/15/20	3,805	4,398
5.5% 10/15/21	3,985	4,615
Series C:
5% 6/15/19	815	834
5.25% 6/15/16	3,500	3,706
Series F:
4.875% 6/15/18	1,735	1,775
4.875% 6/15/20	2,175	2,223
5% 6/15/15	1,295	1,329
5.25% 6/15/13	1,575	1,622
Series I, 5% 6/15/24	2,000	2,102
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,110
5.375% 1/1/16 (FGIC Insured)	2,170	2,347
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,213
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,169
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,924
5.25% 9/15/20	2,685	2,864
5.25% 3/15/21	2,230	2,376
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,991
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	21
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,747
Series E, 5.25% 1/1/12	4,695	4,802
Series G, 5% 1/1/32 (FSA Insured)	2,800	2,951
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series 05B, 5% 4/1/17 (FGIC Insured)	14,300	15,369
Series B, 5.5% 4/1/20 (AMBAC Insured)	25,400	29,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	$ 10,700	$ 11,528
5.5% 4/1/15	6,200	6,668
6% 4/1/11	1,605	1,643
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	154
5.5%, tender 1/1/11 (b)	1,880	1,989
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,402
5.5% 3/15/22 (MBIA Insured)	5,000	5,795
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,476
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,139
Series 2003 D:
5% 2/1/31	20,025	20,855
5.25% 2/1/17 (MBIA Insured)	9,385	10,046
5.25% 2/1/19 (MBIA Insured)	8,075	8,617
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,788
5.25% 2/1/17 (FGIC Insured)	5,975	6,396
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,726
5.25% 2/1/14	6,000	6,499
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,324
5.5% 11/15/20 (FGIC Insured)	3,800	4,140
5.75% 2/15/16	85	90
Series B:
5% 8/1/32	5,000	5,219
5.25% 8/1/19	3,000	3,227
5.375% 2/1/15	3,000	3,229
Series C, 5.375% 2/1/17	1,000	1,064
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,341
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	88
7.5% 3/1/08 (MBIA Insured)	910	947
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/10 (MBIA Insured)	1,060	1,172
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	120
7.5% 3/1/11 (MBIA Insured)	1,140	1,295
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.: - continued
7.5% 3/1/16 (Escrowed to Maturity) (d)	$ 90	$ 115
7.5% 3/1/16 (MBIA Insured)	970	1,224
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	130
7.5% 3/1/17 (MBIA Insured)	1,100	1,414
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,111
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,393
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,125
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,076
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,548
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,191
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,474
5.25% 6/1/22 (AMBAC Insured)	5,300	5,657
5.5% 6/1/14	13,125	13,607
5.5% 6/1/15	6,700	7,037
5.5% 6/1/16	17,500	18,380
5.5% 6/1/17	7,000	7,435
5.5% 6/1/18 (MBIA Insured)	3,000	3,233
5.5% 6/1/19	2,700	2,926
Series B1:
5% 6/1/10	1,760	1,821
5% 6/1/11	1,525	1,592
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,110
5.5% 6/1/15	11,800	12,394
5.5% 6/1/16	10,000	10,643
5.5% 6/1/17	5,700	6,055
5.5% 6/1/18	3,800	4,078
5.5% 6/1/19	13,700	14,845
5.5% 6/1/20	16,000	17,319
5.5% 6/1/21	10,000	10,813
5.5% 6/1/22	9,700	10,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	$ 4,760	$ 5,038
Series 2002 A, 5.25% 1/1/19	1,100	1,166
Series 2005 A, 5.125% 1/1/22	5,290	5,565
Series A:
5% 1/1/32	3,010	3,110
5% 1/1/32 (MBIA Insured)	1,455	1,513
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,272
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,272
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,740
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	630	653
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,103
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,852
		1,375,089
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,066
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,291
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,630
Series 134th, 5% 1/15/39	10,000	10,472
Series 85, 5.375% 3/1/28	6,205	7,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,757
		40,240
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,298
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,780
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,177
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ: - continued
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,122
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,113
		11,110
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,406,874)	1,427,637
NET OTHER ASSETS - 1.5%	21,284
NET ASSETS - 100%	$ 1,448,921
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.947% with JPMorgan Chase, Inc.	May 2037	$ 3,000	$ 54
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.0%
Special Tax	19.7%
Water & Sewer	11.7%
Transportation	8.9%
Education	6.4%
Others* (individually less than 5%)	13.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,406,874)		$ 1,427,637
Cash		23,206
Receivable for investments sold		635
Receivable for fund shares sold		1,234
Interest receivable		17,676
Swap agreements, at value		54
Prepaid expenses		6
Other receivables		63
Total assets		1,470,511

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,801
Payable for fund shares redeemed	807
Distributions payable	1,244
Accrued management fee	443
Distribution fees payable	23
Other affiliated payables	224
Other payables and accrued expenses	48
Total liabilities		21,590

Net Assets		$ 1,448,921
Net Assets consist of:
Paid in capital		$ 1,426,459
Undistributed net investment income		167
Accumulated undistributed net realized gain (loss) on investments		1,478
Net unrealized appreciation (depreciation) on investments		20,817
Net Assets		$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,342 ÷ 892.89 shares)	$ 12.70

Maximum offering price per share (100/95.25 of $12.70)	$ 13.33
Class T: Net Asset Value and redemption price per share ($3,682 ÷ 289.60 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($9,062 ÷ 713.49 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($16,249 ÷ 1,279.00 shares)A	$ 12.70

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,407,391 ÷ 110,751.75 shares)	$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,195 ÷ 94.12 shares)	$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2007

Investment Income
Interest		$ 61,036

Expenses
Management fee	$ 5,268
Transfer agent fees	1,025
Distribution fees	290
Accounting fees and expenses	289
Custodian fees and expenses	22
Independent trustees' compensation	5
Registration fees	73
Audit	59
Legal	20
Miscellaneous	59
Total expenses before reductions	7,110
Expense reductions	(372)	6,738
Net investment income		54,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,328
Futures contracts	(150)
Total net realized gain (loss)		7,178
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,036)
Futures contracts	(13)
Swap agreements	54
Total change in net unrealized appreciation (depreciation)		(7,995)
Net gain (loss)		(817)
Net increase (decrease) in net assets resulting from operations		$ 53,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,298	$ 57,031
Net realized gain (loss)	7,178	18,374
Change in net unrealized appreciation (depreciation)	(7,995)	(43,514)
Net increase (decrease) in net assets resulting from operations	53,481	31,891
Distributions to shareholders from net investment income	(54,261)	(56,725)
Distributions to shareholders from net realized gain	(12,674)	(14,006)
Total distributions	(66,935)	(70,731)
Share transactions - net increase (decrease)	11,788	50,246
Redemption fees	5	9
Total increase (decrease) in net assets	(1,661)	11,415

Net Assets
Beginning of period	1,450,582	1,439,167
End of period (including undistributed net investment income of $167 and undistributed net investment income of $215, respectively)	$ 1,448,921	$ 1,450,582

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.464	.483	.504	.524	.277
Net realized and unrealized gain (loss)	.002 F	(.227)	.101	.285	.194
Total from investment operations	.466	.256	.605	.809	.471
Distributions from net investment income	(.464)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.576)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	3.72%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets H
Expenses before reductions	.66%	.67%	.68%	.67%	.66% A
Expenses net of fee waivers, if any	.66%	.67%	.68%	.67%	.66% A
Expenses net of all reductions	.63%	.64%	.67%	.66%	.66% A
Net investment income	3.65%	3.73%	3.85%	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.455	.472	.494	.509	.266
Net realized and unrealized gain (loss)	.001 F	(.217)	.090	.296	.197
Total from investment operations	.456	.255	.584	.805	.463
Distributions from net investment income	(.454)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.566)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	3.64%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets H
Expenses before reductions	.74%	.75%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.74%	.75%	.76%	.78%	.79% A
Expenses net of all reductions	.71%	.72%	.75%	.77%	.79% A
Net investment income	3.57%	3.65%	3.77%	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.366	.384	.405	.423	.226
Net realized and unrealized gain (loss)	.002 F	(.227)	.100	.286	.193
Total from investment operations	.368	.157	.505	.709	.419
Distributions from net investment income	(.366)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.478)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	2.93%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net Assets H
Expenses before reductions	1.43%	1.43%	1.44%	1.42%	1.41% A
Expenses net of fee waivers, if any	1.43%	1.43%	1.44%	1.42%	1.41% A
Expenses net of all reductions	1.40%	1.41%	1.43%	1.41%	1.40% A
Net investment income	2.88%	2.96%	3.09%	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Years ended January 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income E	.355	.373	.394	.410	.219
Net realized and unrealized gain (loss)	.002 F	(.228)	.100	.286	.191
Total from investment operations	.357	.145	.494	.696	.410
Distributions from net investment income	(.355)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.467)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	2.84%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net Assets H
Expenses before reductions	1.52%	1.52%	1.52%	1.51%	1.51% A
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.51%	1.51% A
Expenses net of all reductions	1.49%	1.49%	1.51%	1.51%	1.51% A
Net investment income	2.79%	2.88%	3.01%	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

	Years ended January 31,
	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Income from Investment Operations
Net investment income B	.488	.508	.530	.549	.574
Net realized and unrealized gain (loss)	.001 C	(.217)	.091	.295	.506
Total from investment operations	.489	.291	.621	.844	1.080
Distributions from net investment income	(.487)	(.506)	(.533)	(.548)	(.570)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.599)	(.631)	(.711)	(.834)	(.740)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return A	3.91%	2.27%	4.84%	6.52%	8.55%
Ratios to Average Net Assets D
Expenses before reductions	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.45%	.45%	.47%	.48%	.47%
Net investment income	3.83%	3.92%	4.05%	4.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,407	$ 1,411	$ 1,406	$ 1,428	$ 1,483
Portfolio turnover rate	23%	28%	22%	24%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Years ended January 31,
	2007	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income D	.487	.506	.523	.550	.286
Net realized and unrealized gain (loss)	.002 E	(.227)	.092	.296	.195
Total from investment operations	.489	.279	.615	.846	.481
Distributions from net investment income	(.487)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.599)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	3.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net Assets G
Expenses before reductions	.48%	.49%	.53%	.47%	.53% A
Expenses net of fee waivers, if any	.48%	.49%	.53%	.47%	.53% A
Expenses net of all reductions	.45%	.46%	.52%	.47%	.53% A
Net investment income	3.83%	3.91%	4.00%	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2007

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,122
Unrealized depreciation	(4,104)
Net unrealized appreciation (depreciation)	21,018
Undistributed ordinary income	3
Undistributed long-term capital gain	902

Cost for federal income tax purposes	$ 1,406,619

The tax character of distributions paid was as follows:

	January 31, 2007	January 31, 2006
Tax-exempt Income	$ 54,261	$ 56,725
Ordinary Income	228	563
Long-term Capital Gains	12,446	13,443
Total	$ 66,935	$ 70,731

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $331,961 and $310,334, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 12	$ 1
Class T	0%	.25%	8	-
Class B	.65%	.25%	85	61
Class C	.75%	.25%	185	39
			$ 290	$ 101

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	1
Class B*	27
Class C*	4
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 9.11
Class T	3.08
Class B	12.12
Class C	21.11
New York Municipal Income	979.07
Institutional Class	1.07
	$ 1,025

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $236, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class B	1
Class C	1
New York Municipal Income	111
$ 114

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended January 31,
	2007	2006
From net investment income
Class A	$ 289	$ 232
Class T	111	83
Class B	271	288
Class C	518	520
New York Municipal Income	53,028	55,581
Institutional Class	44	21
Total	$ 54,261	$ 56,725
From net realized gain
Class A	$ 71	$ 60
Class T	28	24
Class B	83	95
Class C	166	183
New York Municipal Income	12,317	13,639
Institutional Class	9	5
Total	$ 12,674	$ 14,006

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2007	2006	2007	2006
Class A
Shares sold	459	99	$ 5,851	$ 1,281
Reinvestment of distributions	24	18	304	237
Shares redeemed	(65)	(103)	(826)	(1,332)
Net increase (decrease)	418	14	$ 5,329	$ 186
Class T
Shares sold	84	117	$ 1,063	$ 1,507
Reinvestment of distributions	9	6	116	84
Shares redeemed	(39)	(29)	(500)	(383)
Net increase (decrease)	54	94	$ 679	$ 1,208
Class B
Shares sold	59	93	$ 765	$ 1,205
Reinvestment of distributions	20	21	250	275
Shares redeemed	(119)	(111)	(1,517)	(1,440)
Net increase (decrease)	(40)	3	$ (502)	$ 40

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2007	2006	2007	2006
Class C
Shares sold	197	546	$ 2,511	$ 7,087
Reinvestment of distributions	29	34	363	445
Shares redeemed	(527)	(180)	(6,693)	(2,335)
Net increase (decrease)	(301)	400	$ (3,819)	$ 5,197
New York Municipal Income
Shares sold	20,460	18,716	$ 260,329	$ 243,049
Reinvestment of distributions	3,821	4,020	48,699	52,037
Shares redeemed	(23,584)	(19,479)	(299,228)	(252,103)
Net increase (decrease)	697	3,257	$ 9,800	$ 42,983
Institutional Class
Shares sold	50	78	$ 634	$ 1,018
Reinvestment of distributions	3	1	42	17
Shares redeemed	(29)	(31)	(375)	(403)
Net increase (decrease)	24	48	$ 301	$ 632

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments as of January 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994- 2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-
present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (47)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	3/05/06	03/02/07	$0.00	$0.009

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2007 $7,159,218, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000
William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000
Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000
Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000
William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000
Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-UANN-0307
1.789706.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, January 31, 2007, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity New York Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity New York Municipal Income Fund	$43,000	$39,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,700,000	$5,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity New York Municipal Income Fund	$4,200	$3,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate fees billed by Deloitte Entities of $720,000A and $425,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$185,000	$175,000
Non-Covered Services	$535,000	$250,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 19, 2007